Report for the Calendar Year or Quarter Ended:	June 30, 2012
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 17, 2012

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$303,479
List of Other Managers Included:		NONE












ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
ABBOTT LABS
COM
002824100
222
3450
3450
3450
D
ADVANCED AUTO PARTS
COM
00751Y106
7190
105389
105389
105389
D
APPLE
COM
037833100
3690
6319
6319
6319
D
AT&T
COM
00206R102
231
6491
6491
6491
D
BOEING
COM
097023105
264
3550
3550
3550
D
CHEVRON-TEXACO CORP
COM
166764100
422
4000
4000
4000
D
CHUBB CORPORATION
COM
171232101
9295
127637
127637
127637
D
CISCO SYSTEMS
COM
17275R102
8391
488678
488678
488678
D
COGNIZANT TECHNOLOGY CORP
COM
192446102
8099
134980
134980
134980
D
COMMUNITY TRUST BANCORP
COM
204149108
200
5977
5977
5977
D
CONOCOPHILLIPS
COM
20825C104
10734
192099
192099
192099
D
DIAGEO PLC
COM
25243Q205
6581
63846
63846
63846
D
DISNEY (THE WALT) CO.
COM
254687106
10929
225330
225330
225330
D
EBAY
COM
278642103
12206
290551
290551
290551
D
EXPEDITORS INTERNATIONAL
COM
302130109
8432
217593
217593
217593
D
EXXON MOBIL CORP
COM
30231G102
14914
174290
174290
174290
D
HEINZ HJ CO
COM
423074103
9299
170996
170996
170996
D
ILLINOIS TOOL WORKS INC
COM
452308109
8624
163053
163053
163053
D
INT'L BUSINESS MACHINES
COM
459200101
254
1300
1300
1300
D
INTEL
COM
458140100
237
8900
8900
8900
D
JOHNSON & JOHNSON
COM
478160104
13318
197130
197130
197130
D
LOWE'S COMPANIES, INC.
COM
548661107
11133
391470
391470
391470
D
MCDONALD'S CORP
COM
580135101
11776
133020
133020
133020
D
MEDTRONIC INC
COM
585055106
9743
251555
251555
251555
D
MERCK & CO.
COM
58933Y105
302
7222
7222
7222
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NOVARTIS AG
COM
66987V109
12142
217207
217207
217207
D
ORACLE CORPORATION
COM
68389X105
13027
438630
438630
438630
D
PAYCHEX, INC.
COM
704326107
9297
295979
295979
295979
D
PEPSICO
COM
713448108
15015
212490
212490
212490
D
PFIZER INC
COM
717081103
687
29872
29872
29872
D
PHILIP MORRIS INT'L
COM
718172109
223
2550
2550
2550
D
PROCTER & GAMBLE
COM
742718109
13894
226837
226837
226837
D
ROYAL DUTCH SHELL
COM
780259206
212
3150
3150
3150
D
S&P BIOTECH INDEX
COM
78464A870
8353
94420
94420
94420
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
282
2073
2073
2073
D
STATE STREET CORP
COM
857477103
10951
245325
245325
245325
D
STRATASYS, INC.
COM
862685104
1536
31032
31032
31032
D
STRYKER
COM
863667101
10806
196108
196108
196108
D
SYSCO CORPORATION
COM
871829107
10938
366910
366910
366910
D
THERMO FISHER SCIENTIFIC
COM
883556102
10129
195128
195128
195128
D
UNITED TECHNOLOGIES CORP
COM
913017109
7454
98683
98683
98683
D
US BANCORP
COM
902973304
396
12306
12306
12306
D
VANGUARD STAR FD #56
COM
921909107
685
34771
34771
34771
D
3D SYSTEMS
COM
88554D205
1798
52662
52662
52662
D
3M COMPANY
COM
88579Y101
9060
101121
101121
101121
S
REPORT SUMMARY
47
RECORDS
303479
0
OTHER MANAGERS